Pensions and Other Benefit Plans - Plan with Projected Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Change in Plan Assets
Plan assets at fair value - beginning of year	$ 19,000	$ 0	$ 0
Plan assets at fair value - end of year			19,000	$ 0
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Accrued liabilities			(7,000)	(6,000)
Employee related obligations - non-current			(214,000)	(302,000)
Total recognized in the Combined Balance Sheets - end of year			(221,000)	(308,000)
Retirement Plans
Change in Benefit Obligation
Projected benefit obligation - beginning of year	235,000	303,000	303,000	347,000
Service cost	5,000	2,000	8,000	7,000	$ 6,000
Interest cost	3,000	1,000	4,000	2,000	3,000
Actuarial gain			(82,000)	(21,000)
Curtailments, settlements & restructuring			0	0
Benefits paid from plan			(8,000)	(9,000)
Effect of exchange rates			(19,000)	(23,000)
Other			29,000	0
Projected benefit obligation - end of year			235,000	303,000	347,000
Change in Plan Assets
Plan assets at fair value - beginning of year	19,000	0	0	0
Company contributions			9,000	9,000
Benefits paid from plan assets			(8,000)	(9,000)
Actual return on plan assets			(1,000)	0
Effect of exchange rates			(2,000)	0
Transfers			21,000	0
Plan assets at fair value - end of year			19,000	0	0
Funded status - end of year			(216,000)	(303,000)
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Accrued liabilities			(7,000)	(6,000)
Employee related obligations - non-current			(209,000)	(297,000)
Total recognized in the Combined Balance Sheets - end of year			(216,000)	(303,000)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial (gain) loss			(15,000)	79,000
Prior service cost			4,000	2,000
Total before tax effects			(11,000)	81,000
Accumulated Benefit Obligations - end of year			204,000	262,000
Retirement Plans | Defined Benefit Plan, Unfunded Plan
Change in Benefit Obligation
Other			25,000
Other Benefit Plans
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$ 5,000	5,000	5,000	5,000
Service cost			0	0	0
Interest cost			0	1,000	0
Actuarial gain			0	0
Curtailments, settlements & restructuring			0	0
Benefits paid from plan			0	0
Effect of exchange rates			0	(1,000)
Other			0	0
Projected benefit obligation - end of year			5,000	5,000	5,000
Change in Plan Assets
Plan assets at fair value - beginning of year		$ 0	0	0
Company contributions			0	0
Benefits paid from plan assets			0	0
Actual return on plan assets			0	0
Effect of exchange rates			0	0
Transfers				0
Plan assets at fair value - end of year				0	$ 0
Funded status - end of year			0	0
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Accrued liabilities			0	0
Employee related obligations - non-current			(5,000)	(5,000)
Total recognized in the Combined Balance Sheets - end of year			(5,000)	(5,000)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial (gain) loss			(4,000)	(4,000)
Prior service cost			0	0
Total before tax effects			(4,000)	(4,000)
Accumulated Benefit Obligations - end of year			$ 3,000	$ 3,000